Fair Value Measurements (Tables)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$11,586,250	$—	$—
Derivative warrant liabilities - Private	$—	$—	$7,832,670
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$—	$—	$16,258,130
Derivative warrant liabilities - Private	$—	$—	$10,991,000

The following table presents information about the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	$—	$—	$27,249,130

Summary of Change in the Fair Value of the Derivative Warrant Liabilities
The change in the fair value of the derivative warrant liabilities classified as level 3 for the three months ended March 31, 2021 is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$27,249,130
Change in fair value of derivative warrant liabilities	(3,158,330)
Transfer of Public Warrants out of level 3	(16,258,130)

Level 3 - Derivative warrant liabilities at March 31, 2021	$7,832,670

The change in the fair value of the derivative warrant liabilities for the period from October 16, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at October 16, 2020 (inception)	$—
Issuance of Public and Private Warrants	23,490,630
Change in fair value of derivative warrant liabilities	3,758,500

Derivative warrant liabilities at December 31, 2020	$27,249,130

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as of March 31, 2021 and December 31, 2020:

	As of December 31, 2020	As of December 31, 2021
Volatility	21.7%	nmf
Stock price	$10.40	nmf
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.43%	1.04%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	As of December 17, 2020	As of December 31, 2020
Volatility	22.4%	21.7%
Stock price	$10.45	$10.40
Expected life of the options to convert	5.5	5.5
Risk-free rate	0.45%	0.43%
Dividend yield	0.0%	0.0%